ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property and equipment payables	$ 89,769	$ 49,161
Interest expenses payable	24,807	45,737
Operating expense and other accruals and liabilities	13,922	20,650
Operating lease liabilities	886	995
Total Accrued Expenses and Other Current Liabilities	$ 131,824	$ 118,946
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Operating lease liabilities	Operating lease liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 2,440	$ 2,403